DESCRIPTION OF PLAN - Pass Through Dividend Election (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
401(k) Plan
DESCRIPTION OF PLAN
Threshold dividend amount to be automatically reinvested	$ 25